Details to the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of details to the consolidated statements of cash flows [abstract]
Adjustments for non-cash items from continuing operations
(USD millions)	2022	2021	2020

Depreciation, amortization and impairments on:
Property, plant and equipment	1 570	1 489	1 758

Right-of-use assets	303	318	330

Intangible assets	5 308	4 306	4 376

Financial assets [1]	260	-38	-335

Change in provisions and other non-current liabilities	1 403	896	1 411

Gains on disposal and other adjustments on property, plant and equipment; intangible assets; financial assets; and other non-current assets, net	-333	-677	-478

Equity-settled compensation expense	823	736	738

Loss/(income) from associated companies [2]	9	-15 339	-673

Income taxes	1 416	2 119	1 807

Net financial expense	817	891	947

Other	-30

Total	11 546	-5 299	9 881

[1] Includes fair value changes
[2] 2021 included the gain of USD 14.6 billion recognized from the divestment of the Group's investment in Roche (see Notes 2 and 4).
In 2022, other than through business combinations, there were USD 635 million additions to intangible assets with deferred payments. In 2022, there were USD 247 million (2021: USD 321 million, 2020: USD 346 million) additions to right-of-use assets recognized.

Cash flows from changes in working capital and other operating items included in operating cash flow from continuing operations
(USD millions)	2022	2021	2020

(Increase)/decrease in inventories	-830	81	-543

(Increase)/decrease in trade receivables	-589	-389	137

Decrease in trade payables	-48	-21	-324

Change in other current and non-current assets	-194	-202	229

Change in other current liabilities	658	772	211

Other adjustments, net		0	-1

Total	-1 003	241	-291

Cash flows arising from acquisitions and divestments of businesses
(USD millions)	Note	2022	2021	2020

Net assets recognized as a result of acquisitions of businesses	24	-1 077	-735	-10 173

Fair value of previously held equity interests		21	42	7

Contingent consideration payables, net		205	59	98

Payments, deferred consideration and other adjustments, net		-13	1	62

Cash flows used for acquisitions of businesses		-864	-633	-10 006

Cash flows (used for)/from divestments of businesses, net [1]		-15	66	49

Cash flows used for acquisitions and divestments of businesses, net		-879	-567	-9 957

[1] In 2022, USD 15 million net cash outflows from divestments of businesses included USD 20 million reduction to cash and cash equivalents due to the derecognized cash and cash equivalents following a loss of control of a company upon expiry of an option to purchase the company, partly offset by USD 5 million net cash inflows from business divestments in 2022 and in prior years.

     In 2022, the net identifiable assets of divested businesses amounted to USD 173 million, comprised of non-current assets of USD 132 million, current assets of USD 113 million, including USD 71 million cash and cash equivalents and of non-current and current liabilities of USD 72 million. Deferred sales price receivables and other adjustments amounted to USD 41 million.

     In 2021, USD 66 million included USD 52 million net cash inflows from divestments in previous years, and a USD 14 million net cash inflow from a business divestment in 2021, comprised of intangible assets.

In 2020, USD 49 million represented the net cash inflows from divestments in previous years.

Reconciliation of liabilities arising from financing activities
(USD millions)	Non-current financial debts	Current financial debts and derivative financial instruments	Non-current lease liabilities	Current lease liabilities

January 1, 2022	22 902	6 295	1 621	275

Increase in non-current financial debts	16

Repayments of the current portion of non-current financial debts		-2 575

Change in current financial debts [1]		295

Payments of lease liabilities				-295

Interest payments for amounts included in lease liabilities classified as cash flows from operating activities				-51

New, modified and terminated leases, net			173	49

Impact of acquisitions and divestments of businesses, net			9	3

Changes in fair values, lease interest and other changes, net		-13		60

Amortization of bonds discount	17	5

Currency translation effects	-366	-401	-41	-14

Reclassification from non-current to current, net	-2 325	2 325	-224	224

December 31, 2022	20 244	5 931	1 538	251

[1] Change in current financial debts included net cash outflows from interest-bearing accounts of employees payable on demand amounting to USD 1.7 billion. See Note 21.
(USD millions)	Non-current financial debts	Current financial debts and derivative financial instruments	Non-current lease liabilities	Current lease liabilities

January 1, 2021	26 259	9 785	1 719	286

Increase in non-current financial debts	16

Repayments of the current portion of non-current financial debts		-2 162

Change in current financial debts		-3 524

Payments of lease liabilities, net				-316

Interest payments for amounts included in lease liabilities classified as cash flows from operating activities				-52

New, modified and terminated leases, net			192	61

Impact of acquisitions of businesses		1

Changes in fair values, lease interest and other changes, net		-124		62

Amortization of bonds discount	25	4

Currency translation effects	-774	-309	-43	-13

Reclassification from non-current to current, net	-2 624	2 624	-247	247

December 31, 2021	22 902	6 295	1 621	275

(USD millions)	Non-current financial debts	Current financial debts and derivative financial instruments	Non-current lease liabilities	Current lease liabilities

January 1, 2020	20 353	7 031	1 703	246

Increase in non-current financial debts	7 126

Repayments of the current portion of non-current financial debts		-2 003

Change in current financial debts		2 261

Payments of lease liabilities, net				-312

Interest payments for amounts included in lease liabilities classified as cash flows from operating activities				-56

New, modified and terminated leases, net			221	73

Impact of acquisitions of businesses		32	36	8

Changes in fair values, lease interest and other changes, net	-1		-30	65

Amortization of bonds discount	16	5

Currency translation effects	832	392	39	12

Reclassification from non-current to current, net	-2 067	2 067	-250	250

December 31, 2020	26 259	9 785	1 719	286